Note 1: Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2015
Notes
Note 1: Description of Business and Basis of Presentation

NOTE 1:  NATURE OF OPERATIONS AND BASIS OF PRESENTATION

On July 10, 2012, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") by and among AWG International Water Corporation and AWG International, Inc. On July 10, 2012, AWG International Water Corporation acquired AWG International, Inc. (the “Business Combination”), which became a wholly owned subsidiary of AWG International Water Corporation. AWG International Water Corporation incorporated on December 19, 2005, under the laws of the State of Nevada, and is headquartered in Spokane Valley, Washington. The Company’s previous name was MIP Solutions, Inc.  MIP Solutions, Inc. was considered a shell company prior to the business combination

On June 23, 2014, AWG International Water Corporation changed its corporate name to Ambient Water Corporation by amending articles of incorporation with the Nevada Secretary of State. This corporate action was recommended by the board of directors and approved by written consent of majority shareholders in lieu of a special meeting. The Company also changed the name of its wholly owned subsidiary to Ambient Water, Inc. from AWG International, Inc. Both name change amendments were filed with the Nevada Secretary of State's office on June 23, 2014.

Ambient Water Corporation (“AWGI” or “the Company”), designs and sells Atmospheric Water Generation products. These products harvest water from the humidity in the atmosphere to produce pure drinkable water. AWGI utilizes contract manufacturers to assemble its products. The Company markets and sells its products through a network of domestic and international distributors with clearly identified geographic territories. AWGI is one of the pioneers of atmospheric water generation technology for extracting water from humidity in the air. Drawing from the renewable supply of water vapor in the air that we breathe, our patented technology cost effectively transforms humidity into an abundant source of clean water near the point of use. Our scalable and modular systems can be configured for a number of commercial and industrial water-sensitive applications ranging from oil and gas exploration to vertical farming. Our systems are easily configured to produce high quality drinking water for homes, offices, and communities.

The Company’s financial statements include certain estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Accordingly, actual results may differ from those estimates.

BASIS OF PRESENTATION:

The accompanying consolidated financial statements of Ambient Water Corporation and its subsidiaries (“Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America under the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC") (See Management Statement regarding Going Concern in Note 3). In the opinion of management, the consolidated financial statements reflect all adjustments considered necessary for a fair presentation.

On July 10, 2012, the Company entered into a Share Exchange Agreement (the "Share Exchange Agreement") by and among AWG International Water Corporation and AWG International, Inc.  On July 10, 2012, AWG International Water Corporation acquired AWG International, Inc. (the “Business Combination”), which became a wholly owned subsidiary of AWG International Water Corporation. The Business Combination was accounted for as a reverse acquisition and recapitalization using accounting principles applicable to reverse acquisitions whereby the financial statements subsequent to the date of the Business Combination are presented as a continuation of AWG International, Inc. Under reverse acquisition accounting AWG International, Inc. (subsidiary) will be treated as the accounting parent (acquirer) and AWG International Water Corporation (parent) will be treated as the accounting subsidiary (acquiree). All outstanding shares have been restated to reflect the effect of the Business Combination, which includes a 67.1522 for 1 issuance of AWG International Water Corporation shares to AWG International, Inc. shareholders.

Although the Share Exchange Agreement was completed on July 10, 2012, the effective date for accounting purposes was June 30, 2012, and all of the necessary accounting adjustments were fully reflected in the June 30, 2012 financial statements.

The Company’s year-end is December 31.